Property and Equipment, Net - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 5,055,000	$ 5,774,000	$ 16,029,000	$ 18,291,000	$ 23,740,000	$ 25,833,000
Net carrying value of disposals of long-lived assets	33,969,000		33,969,000		23,449,000	66,986,000
Capitalized interest	$ 0		$ 0		$ 0	$ 0